SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION

23. SEGMENTED INFORMATION

The Company’s revenues for the year ended December 31, 2023 are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2023	2022
Silver	$16,642	$16,570
Copper	13,137	10,258
Gold	20,361	25,875
Penalties, treatment costs and refining charges	(6,251)	(8,516)
Total revenue from mining operations	$43,889	$44,187

For the year ended December 31, 2023 and 2022, the Company had the following customers that accounted for total revenues as follows:

	2023	2022
Customer #1	$35,053	$39,911
Customer #2	8,675	-
Customer #3	161	3,479
Other customers	-	797
Total revenue from mining operations	$43,889	$44,187

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,110	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,111	$49,804

	December 31, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$52,891	$43,812
Plant, equipment, and mining properties - Canada	178	244
Total plant, equipment, and mining properties	$53,069	$44,056